                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05273

                             Van Kampen Income Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


           1221 Avenue of the Americas, New York, New York    10020
--------------------------------------------------------------------------------
              (Address of principal executive offices)      (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 9/30/06

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN INCOME TRUST

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2006 (UNAUDITED)

PAR
AMOUNT
(000)    DESCRIPTION                                                COUPON         MATURITY              VALUE
         Domestic Corporate Bonds    42.8%
         AEROSPACE & DEFENSE    0.4%
   400   K & F Acquisition, Inc.                                     7.750%         11/15/14          $     403,000
                                                                                                      -------------

         AUTOMOTIVE    2.3%
   400   Arvin Meritor, Inc.                                         8.750          03/01/12                385,000
   355   Ford Motor Co.                                              7.450          07/16/31                276,012
   335   Ford Motor Credit Co.                                       5.800          01/12/09                319,091
   300   General Motors Acceptance Corp.                             4.375          12/10/07                292,965
   535   General Motors Acceptance Corp.                             6.875          09/15/11                532,716
   125   General Motors Corp.                                        7.125          07/15/13                110,469
   355   General Motors Corp.                                        8.375          07/15/33                308,850
                                                                                                      -------------
                                                                                                          2,225,103
                                                                                                      -------------

         CHEMICALS    2.5%
   100   Equistar Chemicals LP                                      10.625          05/01/11                107,750
   240   Huntsman ICI Chemicals LLC                                 10.125          07/01/09                244,800
   225   Innophos Investments (Floating Rate Coupon)                13.405          02/15/15                234,411
   190   Innophos, Inc. (Variable Rate Coupon)                       8.875          08/15/14                189,525
   230   JohnsonDiversey, Inc.                                       9.625          05/15/12                232,300
   150   Koppers, Inc. (Variable Rate Coupon) (b)                    9.875          10/15/13                163,125
   225   Lyondell Chemical Co.                                      10.500          06/01/13                248,625
   210   Nalco Co.                                                   7.750          11/15/11                215,250
   295   Nalco Co.                                                   8.875          11/15/13                309,012
   204   Rockwood Specialties Group, Inc.                           10.625          05/15/11                219,300
    75   Rockwood Specialties Group, Inc. (EUR)                      7.625          11/15/14                 98,908
   215   Westlake Chemicals Corp.                                    6.625          01/15/16                205,325
                                                                                                      -------------
                                                                                                          2,468,331
                                                                                                      -------------
         CONSTRUCTION MACHINERY    0.2%
   214   Manitowoc Co., Inc.                                        10.500          08/01/12                231,120
                                                                                                      -------------

         CONSUMER PRODUCTS    2.1%
   370   Iron Mountain, Inc.                                         8.625          04/01/13                380,175
   545   Levi Strauss & Co. (Floating Rate Coupon)                  10.258          04/01/12                564,075
   120   Oxford Industrials, Inc.                                    8.875          06/01/11                123,000
   515   Phillips Van-Heusen Corp.                                   7.250          02/15/11                522,725
   260   Steinway Musical Instruments  (a)                           7.000          03/01/14                256,100
   194   Tempur-Pedic, Inc.                                         10.250          08/15/10                204,427
                                                                                                      -------------
                                                                                                          2,050,502
                                                                                                      -------------

         DIVERSIFIED MANUFACTURING    1.4%
   425   Case New Holland, Inc.                                      7.125          03/01/14                428,719
   365   Hexcel Corp.                                                6.750          02/01/15                350,400
   210   Koppers Hldgs, Inc. (b)                                   0/9.875          11/15/14                155,400
   190   Propex Fabrics, Inc.                                       10.000          12/01/12                173,375
   290   RBS Global & Rexnord Corp. (a)                              9.500          08/01/14                295,800
                                                                                                      -------------
                                                                                                          1,403,694
                                                                                                      -------------

         ELECTRIC    2.4%
   160   AES Corp.                                                   7.750          03/01/14                167,200
    26   AES Corp.                                                   8.875          02/15/11                 27,950
    41   AES Corp.                                                   9.375          09/15/10                 44,485
   260   AES Corp.,  (a)                                             9.000          05/15/15                281,450
   100   CMS Energy Corp.                                            6.300          02/01/12                 99,500
   535   CMS Energy Corp.                                            7.500          01/15/09                553,725
   240   IPALCO Enterprises, Inc. (Variable Rate Coupon)             8.375          11/14/08                247,800
    75   IPALCO Enterprises, Inc. (Variable Rate Coupon)             8.625          11/14/11                 80,812
   260   Monongahela Power Co.                                       5.000          10/01/06                260,000
   170   Nevada Power Co.                                            8.250          06/01/11                188,004
   140   Nevada Power Co.                                            9.000          08/15/13                153,455

   255   PSEG Energy Holdings                                        8.625          02/15/08                265,837
                                                                                                      -------------
                                                                                                          2,370,218
                                                                                                      -------------

         ENVIRONMENTAL & FACILITIES SERVICES    0.7%
   115   Allied Waste North America, Inc.                            5.750          02/15/11                110,831
   310   Allied Waste North America, Inc.                            6.375          04/15/11                303,800
   110   Allied Waste North America, Inc.                            6.500          11/15/10                108,900
   123   Allied Waste North America, Inc., Ser B                     9.250          09/01/12                131,764
                                                                                                      -------------
                                                                                                            655,295
                                                                                                      -------------

         FOOD/BEVERAGE    1.8%
   195   Michael Foods, Inc.                                         8.000          11/15/13                199,875
   330   Pilgrim's Pride Corp.                                       9.250          11/15/13                339,900
   580   Pilgrim's Pride Corp.                                       9.625          09/15/11                611,900
   150   Smithfield Foods, Inc.                                      7.000          08/01/11                151,875
   430   Smithfield Foods, Inc., Ser B                               8.000          10/15/09                451,500
                                                                                                      -------------
                                                                                                          1,755,050
                                                                                                      -------------

         GAMING    2.6%
   250   Caesars Entertainment                                       8.875          09/15/08                262,500
   520   Isle of Capri Casinos, Inc.                                 7.000          03/01/14                496,600
   405   Las Vegas Sands Corp.                                       6.375          02/15/15                382,219
    60   MGM Mirage, Inc.                                            5.875          02/27/14                 55,875
   725   MGM Mirage, Inc.                                            6.000          10/01/09                719,562
   465   Station Casinos, Inc.                                       6.000          04/01/12                451,050
   190   Station Casinos, Inc.                                       7.750          08/15/16                198,075
                                                                                                      -------------
                                                                                                          2,565,881
                                                                                                      -------------

         HEALTHCARE    5.4%
   265   Amerisourcebergen Corp.                                     5.625          09/15/12                261,807
   540   Community Health Systems, Inc.                              6.500          12/15/12                519,075
   535   Davita, Inc.                                                6.625          03/15/13                524,969
   665   Fisher Scientific International, Inc.                       6.125          07/01/15                663,337
    38   Fresenius Medical Care Capital Trust II                     7.875          02/01/08                382,500
   315   Fresenius Medical Care Capital Trust IV                     7.875          06/15/11                324,844
   105   HCA, Inc.                                                   5.750          03/15/14                 82,687
   370   HCA, Inc.                                                   6.500          02/15/16                297,850
   140   HCA, Inc.                                                   8.700          02/10/10                141,077
   355   HCA, Inc.                                                   8.750          09/01/10                359,437
   220   National Mentor Holdings,  (a)                             11.250          07/01/14                229,900
   260   Omnicare, Inc.                                              6.750          12/15/13                254,150
   250   Res-Care, Inc.                                              7.750          10/15/13                250,625
   120   Tenet Healthcare Corp.                                      7.375          02/01/13                108,750
    70   Tenet Healthcare Corp.                                      9.875          07/01/14                 70,087
   480   Ventas Realty Ltd Partnership                               6.750          06/01/10                490,800
   335   VWR International, Inc.                                     6.875          04/15/12                335,000
                                                                                                      -------------
                                                                                                          5,296,895
                                                                                                      -------------

         HOME CONSTRUCTION    0.9%
    61   Goodman Global Holdings, Inc. (Floating Rate Coupon)        8.329          06/15/12                 61,991
    65   Interface, Inc.                                             7.300          04/01/08                 65,975
   255   Interface, Inc.                                             9.500          02/01/14                263,925
    75   Interface, Inc.                                            10.375          02/01/10                 82,125
   360   Nortek, Inc.                                                8.500          09/01/14                342,000
    80   Technical Olympic USA, Inc.                                10.375          07/01/12                 69,600
                                                                                                      -------------
                                                                                                            885,616
                                                                                                      -------------

         INDEPENDENT ENERGY    0.7%
   240   Equistar Chemicals LP                                      10.125          09/01/08                255,300
   465   Massey Energy Co.                                           6.875          12/15/13                423,150
                                                                                                      -------------
                                                                                                            678,450
                                                                                                      -------------
         INTEGRATED ENERGY    2.6%
   100   Chesapeake Energy Corp.                                     6.375          06/15/15                 96,000
   260   Chesapeake Energy Corp.                                     6.625          01/15/16                252,200
   305   Chesapeake Energy Corp.                                     7.500          09/15/13                311,100
    80   Chesapeake Energy Corp.                                     7.625          07/15/13                 82,100
   350   El Paso Production Holding Co.                              7.750          06/01/13                359,625
    60   Hanover Compressor Co.                                      8.625          12/15/10                 62,700
    95   Hanover Equipment Trust                                     8.750          09/01/11                 99,275
    91   Hanover Equipment Trust, Ser A                              8.500          09/01/08                 92,592
   435   Hilcorp Energy Finance Corp.,  (a)                          7.750          11/01/15                423,037


    400   Kinder Morgan, Inc.                                        6.500          09/01/12                400,813
     50   MSW Energy Holdings LLC                                    8.500          09/01/10                 51,750
    250   Pacific Energy Partners                                    7.125          06/15/14                256,250
                                                                                                      -------------
                                                                                                          2,487,442
                                                                                                      -------------

          LODGING    0.8%
    240   Host Marriott LP                                           7.125          11/01/13                244,200
    500   Host Marriott LP                                           6.375          03/15/15                487,500
                                                                                                      -------------
                                                                                                            731,700
                                                                                                      -------------

          MEDIA-CABLE    2.0%
    400   Cablevision Systems Corp. (Floating Rate Coupon)           9.620          04/01/09                427,500
    148   Charter Communications Holdings LLC                       11.000          10/01/15                135,420
    135   Echostar DBS Corp.                                         5.750          10/01/08                134,156
    470   Echostar DBS Corp.                                         6.375          10/01/11                458,837
    200   Echostar DBS Corp.                                         6.625          10/01/14                190,750
    120   General Cable Corp.                                        9.500          11/15/10                129,000
    295   Lin Television Corp.                                       6.500          05/15/13                276,562
    120   Lin Television Corp., Ser B                                6.500          05/15/13                112,500
     45   PanAmSat Corp.                                             9.000          08/15/14                 46,687
  1,000   Park N View, Inc., Ser B (c) (d) (e)                      13.000          05/15/08                      0
                                                                                                      -------------
                                                                                                          1,911,412
                                                                                                      -------------

          MEDIA-NONCABLE    1.5%
     45   Advanstar Communications, Inc.                            10.750          08/15/10                 48,713
    175   AMC Entertainment, Inc. (Floating Rate Coupon)             9.655          08/15/10                181,563
    127   Dex Media East LLC                                        12.125          11/15/12                142,399
    171   Dex Media West LLC, Ser B                                  9.875          08/15/13                185,535
    245   Houghton Mifflin Co.                                       8.250          02/01/11                252,963
    255   Houghton Mifflin Co.                                       9.875          02/01/13                270,938
     75   Interpublic Group Cos., Inc.                               5.400          11/15/09                 71,250
    170   Interpublic Group Cos., Inc.                               7.250          08/15/11                164,050
    110   Nebraska Book Co., Inc.                                    8.625          03/15/12                103,675
                                                                                                      -------------
                                                                                                          1,421,086
                                                                                                      -------------

          METALS    0.7%
     85   Foundation, PA Coal Co.                                    7.250          08/01/14                 85,850
    390   UCAR Finance, Inc.                                        10.250          02/15/12                411,450
    189   United States Steel Corp.                                  9.750          05/15/10                202,703
                                                                                                      -------------
                                                                                                            700,003
                                                                                                      -------------

          NATURAL GAS PIPELINES    0.9%
    210   Colorado Interstate Gas                                    6.800          11/15/15                212,686
     55   Northwest Pipeline Corp.                                   8.125          03/01/10                 57,475
    105   Southern Natural Gas Co.                                   8.875          03/15/10                110,635
    470   Williams Cos., Inc.                                        7.875          09/01/21                493,500
                                                                                                      -------------
                                                                                                            874,296
                                                                                                      -------------

          NONCAPTIVE-CONSUMER FINANCE    0.3%
    255   Residential Capital Corp.                                  6.375          06/30/10                258,216
                                                                                                      -------------

          OIL FIELD SERVICES    1.5%
    370   Chaparral Energy, Inc.                                     8.500          12/01/15                369,075
    225   Hanover Compressor Co.                                     9.000          06/01/14                239,625
    170   Hilcorp Energy Finance Corp.,  (a)                        10.500          09/01/10                183,813
    104   Magnum Hunter Resources, Inc.                              9.600          03/15/12                110,240
    230   MSW Energy Holdings II LLC                                 7.375          09/01/10                231,150
    300   Pogo Producing Co.                                         6.875          10/01/17                287,625
                                                                                                      -------------
                                                                                                          1,421,528
                                                                                                      -------------

          PACKAGING    0.8%
     65   Owens-Illinois, Inc.                                       7.350          05/15/08                 65,813
    680   Owens-Illinois, Inc.                                       7.500          05/15/10                683,400
                                                                                                      -------------
                                                                                                            749,213
                                                                                                      -------------

          PAPER    1.8%
    305   Berry Plastics Hldg Corp.  (a)                             8.875          09/15/14                308,050
    285   Covalence Specialty Material,  (a)                        10.250          03/01/16                277,875
    180   Crown Americas                                             7.625          11/15/13                183,150
    230   Graham Packaging Co.                                       8.500          10/15/12                228,850
    285   Graham Packaging Co.                                       9.875          10/15/14                281,438
    350   Graphic Packaging International, Inc.                      9.500          08/15/13                359,625


   115   P.H. Glatfelter,  (a)                                       7.125          05/01/16                112,710
                                                                                                      -------------
                                                                                                          1,751,698
                                                                                                      -------------

         PHARMACEUTICALS    0.2%
   159   Warner Chilcott Corp. (Variable Rate Coupon)                8.750          02/01/15                165,360
                                                                                                      -------------

         RAILROADS    0.6%
   505   Amsted Industries, Inc.,  (a)                              10.250          10/15/11                542,875
                                                                                                      -------------

         RETAIL    1.5%
   210   Brown Shoe Co., Inc.                                        8.750          05/01/12                220,500
   480   JC Penny Co., Inc.                                          8.000          03/01/10                516,696
   370   Linens 'N Things, Inc., (Floating Rate Coupon) (a)         11.132          01/15/14                358,900
   350   Petro Shopping Center Financial                             9.000          02/15/12                356,125
                                                                                                      -------------
                                                                                                          1,452,221
                                                                                                      -------------

         SERVICES    0.2%
   100   Buhrmann US, Inc.                                           7.875          03/01/15                 96,750
    90   Buhrmann US, Inc.                                           8.250          07/01/14                 89,325
                                                                                                      -------------
                                                                                                            186,075
                                                                                                      -------------

         SUPERMARKETS    0.9%
   280   Albertson's, Inc.                                           7.250          05/01/13                278,179
   110   Albertson's, Inc.                                           7.500          02/15/11                112,619
   225   Delhaize America, Inc.                                      8.125          04/15/11                242,615
   204   Kroger Co.,  (a)                                            8.500          07/15/17                220,444
                                                                                                      -------------
                                                                                                            853,857
                                                                                                      -------------

         TECHNOLOGY    0.4%
   170   Iron Mountain, Inc.                                         7.750          01/15/15                170,850
   235   Sungard Data Systems, Inc.                                  9.125          08/15/13                244,400
    20   Sungard Data Systems, Inc. (Floating Rate Coupon)           9.973          08/15/13                 20,850
                                                                                                      -------------
                                                                                                            436,100
                                                                                                      -------------

         TOBACCO    0.4%
   385   Reynolds American, Inc.,  (a)                               6.500          07/15/10                390,499
                                                                                                      -------------

         TRANSPORTATION SERVICES    1.1%
   640   Sonic Automotive, Inc.                                      8.625          08/15/13                648,000
   356   TRW Automotive, Inc.                                        9.375          02/15/13                380,920
                                                                                                      -------------
                                                                                                          1,028,920
                                                                                                      -------------

         WIRELESS COMMUNICATIONS    0.9%
   190   American Tower Corp.                                        7.125          10/15/12                195,700
   185   American Tower Corp.                                        7.500          05/01/12                191,013
   250   Nextel Communications Inc., Ser E                           6.875          10/31/13                254,756
   250   UbiquiTel Operating Co.                                     9.875          03/01/11                272,500
                                                                                                      -------------
                                                                                                            913,969
                                                                                                      -------------

         WIRELINE COMMUNICATIONS    0.3%
   250   Exodus Communications, Inc. (c) (d) (e)                    11.250          07/01/08                      0
   400   Exodus Communications, Inc. (c) (d) (e)                    11.625          07/15/10                      0
   300   Quest Communications International, Inc. (Floating
         Rate Coupon)                                                8.905          02/15/09                307,125
                                                                                                      -------------
                                                                                                            307,125
                                                                                                      -------------

TOTAL DOMESTIC CORPORATE BONDS 42.8%                                                                     41,572,750
                                                                                                      -------------

         FOREIGN BONDS AND DEBT SECURITIES (US$)  5.7%
         BERMUDA    0.5%
   205   Intelsat Subsidiary Hldg Co. Ltd (Floating Rate Coupon)    10.484          01/15/12                208,844
    25   Intelsat Subsidiary Hldg Co. Ltd                            8.250          01/15/13                 25,437
   270   Intelsat Subsidiary Hldg Co. Ltd                            8.625          01/15/15                277,425
                                                                                                      -------------
                                                                                                            511,706
                                                                                                      -------------

         CANADA    2.5%
   398   CanWest Media, Inc.                                         8.000          09/15/12                395,098
   500   CHC Helicopter Corp.                                        7.375          05/01/14                473,750
   285   Husky Oil Ltd.                                              8.900          08/15/28                302,169
   260   Nortel Networks Corp.                                       4.250          09/01/08                249,600
   685   Novelis, Inc.  (a)                                          8.250          02/15/15                654,175


   335   Quebecor World Capital Corp.,  (a)                                8.750             03/15/16             324,112
                                                                                                            -------------
                                                                                                                2,398,904
                                                                                                            -------------

         DENMARK    0.2%
   105   Nordic Tel Co. Holdings,  (a)                                     8.875             05/01/16             110,906
    85   TDC AS                                                            6.500             04/19/12             113,084
                                                                                                            -------------
                                                                                                                  223,990
                                                                                                            -------------

         FRANCE    0.3%
   115   Compagnie Generale de Geophysique, SA                             7.500             05/15/15             114,425
   125   Crown European Holdings SA (EUR)                                  6.250             09/01/11             167,620
                                                                                                            -------------
                                                                                                                  282,045
                                                                                                            -------------

         GERMANY    0.3%
   260   Cognis Deutschland, (Floating Rate Coupon) (EUR) (a)              7.816             11/15/13             339,584
                                                                                                            -------------

         IRELAND    0.1%
   100   JSG Funding PLC (EUR)                                            10.125             10/01/12             139,803
                                                                                                            -------------

         LUXEMBOURG    1.3%
   345   Cablecom Luxembourg, (EUR) (a)                                    9.375             04/15/14             488,334
   110   JohnsonDiversey, Inc. (EUR)                                       9.625             05/15/12             144,368
   140   SGL Carbon Luxembourg SA, (EUR) (a)                               8.500             02/01/12             192,395
   355   Wind Acquisition Finance SA, (a)                                 10.750             12/01/15             393,606
                                                                                                            -------------
                                                                                                                1,218,703
                                                                                                            -------------

         MEXICO    0.3%
   228   Axtel SA                                                         11.000             12/15/13             256,500
                                                                                                            -------------

         UNITED KINGDOM    0.2%
    55   NTL Cable PLC                                                     8.750             04/15/14              57,338
   100   NTL Cable PLC                                                     9.125             08/15/16             103,750
                                                                                                            -------------
                                                                                                                  161,088
                                                                                                            -------------

TOTAL FOREIGN BONDS AND DEBT SECURITIES 5.7%                                                                    5,532,323
                                                                                                            -------------

         COLLATERALIZED MORTGAGE OBLIGATIONS    10.7%
   351   American Home Mortgage Assets (Floating Rate Coupon)              5.590             08/30/36             350,719
   325   Bear Stearns Mortgage Funding Trust (Floating Rate Coupon)        5.524             09/25/36             325,000
   249   Bear Stearns Mortgage Funding Trust (Floating Rate Coupon)        5.580             07/25/36             248,562
   349   Countrywide Alternative Loan Trust (Floating Rate Coupon)         5.580             10/25/36             349,293
   320   Countrywide Alternative Loan Trust (Floating Rate Coupon)         5.720             12/20/35             321,778
40,937   Countrywide Alternative Loan Trust (Interest Only) (f)              *         09/25/35 to 10/25/36     1,743,230
   323   Downey Savings & Loan Association Mortgage Loan Trust
         (Floating Rate Coupon)                                            5.530             09/19/36             323,088
   263   Federal Home Loan Mortgage Corp. (Floating Rate Coupon)           5.480             09/25/45             263,966
   203   Federal Home Loan Mortgage Corp. (Floating Rate Coupon)
         (REMIC)                                                           5.930             03/15/34             203,519
   223   Federal Home Loan Mortgage Corp. (Floating Rate Coupon)
         (Interest Only) (REMIC)                                           1.625             06/17/27               7,993
    75   Federal Home Loan Mortgage Corp. (Floating Rate Coupon)
         (Interest Only) (REMIC)                                           2.670             03/15/32               5,141
   440   Federal Home Loan Mortgage Corp. (Interest Only) (REMIC)          5.000       09/5/14 to 12/15/16         30,902
    55   Federal Home Loan Mortgage Corp. (Interest Only) (REMIC)          6.000             05/15/30               1,520
   554   Federal National Mortgage Association (Floating Rate Coupon)
         (REMIC)                                                           5.380             11/25/28             554,404
   418   Federal National Mortgage Association (Floating Rate Coupon)
         (REMIC)                                                           5.440             03/25/36             418,453
   270   Federal National Mortgage Association (Floating Rate Coupon)      5.530             05/25/35             271,156
   263   Federal National Mortgage Association (Floating Rate Coupon)
         (REMIC)                                                           5.730             12/18/32             265,111
   195   Federal National Mortgage Association (Floating Rate Coupon)
         (REMIC)                                                           5.771             05/28/35             195,956
    44   Federal National Mortgage Association (Floating Rate Coupon)
         (REMIC)                                                           5.781             05/28/35              44,479


 4,943   Federal National Mortgage Association (Interest Only) (REMIC)             *            03/25/36                   127,428
    81   Federal National Mortgage Association (Interest Only) (REMIC)           5.500          06/25/26                     1,611
   253   Federal National Mortgage Association (Interest Only) (REMIC)           6.000    08/25/32 to 07/25/33              41,078
   501   Federal National Mortgage Association (Interest Only) (REMIC)           6.500          05/25/33                   108,240
    96   Federal National Mortgage Association (Interest Only) (REMIC)           7.000          04/25/33                    20,551
    74   Federal National Mortgage Association (Interest Only) (STRIPS)          6.500          06/01/31                    16,177
    39   Federal National Mortgage Association (Interest Only) (STRIPS)          7.000          03/01/32                     8,871
    32   Federal National Mortgage Association (Interest Only) (STRIPS)          8.000          05/01/30                     7,080
    94   Government National Mortgage Association (Floating Coupon Rate)
         (Interest Only)                                                         2.070          05/16/32                     5,220
   191   Government National Mortgage Association (Floating Coupon Rate)
         (Interest Only) (REMIC)                                                 3.070          06/16/27                     7,512
    88   Government National Mortgage Association (Floating Coupon
         Rate) (Interest Only) (REMIC)                                           2.670          05/16/32                     6,035
   295   GSR Mortgage Loan Trust (Floating Rate Coupon)                          5.590          08/25/46                   294,841
   589   Harborview Mortgage Loan Trust (Floating Rate Coupon)                   5.580    08/19/46 to 08/21/46             589,125
   325   Harborview Mortgage Loan Trust (Floating Rate Coupon) (f)               5.670          10/25/36                   325,000
   451   Indymac Index Mortgage Loan Trust (Floating Rate Coupon)                5.550          04/25/46                   452,152
   564   Lehman XS Trust (Floating Rate Coupon)                                  5.600          12/25/35                   566,654
   375   Luminent Mortgage Trust (Floating Rate)                                 5.564          10/25/46                   374,708
   222   Residential Accredit Loans, Inc. (Floating Rate Coupon)                 5.660          02/25/46                   222,725
   290   Residential Accredit Loans, Inc. (Floating Rate Coupon)                 5.730          10/25/45                   291,441
   300   Structured Asset Mortgage Investments, Inc. (Floating
         Rate Coupon) (f)                                                        5.500          11/25/36                   300,000
   449   Structured Asset Mortgage Investments, Inc. (Floating
         Rate Coupon)                                                            5.560          08/25/36                   450,092
   212   Wamu Alternative Mortgage Pass-Through Certificates
         (Floating Rate Coupon)                                                  5.520          08/25/46                   212,108
 9,400   Washington Mutual, Inc. (Interest Only)                                   *            09/25/10                    95,730
                                                                                                                     -------------
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS 10.7%                                                                         10,448,649
                                                                                                                     -------------

         MORTGAGE BACKED SECURITIES    16.1%
 1,150   Federal Home Loan Mortgage Corp.                                        5.500    04/01/21 to 09/01/21           1,149,765
   254   Federal Home Loan Mortgage Corp.                                        7.500    11/01/29 to 06/01/32             264,418
    75   Federal Home Loan Mortgage Corp. (ARM)                                  3.534          07/01/34                    73,554
   181   Federal Home Loan Mortgage Corp. (ARM)                                  4.151          08/01/34                   179,855
   500   Federal Home Loan Mortgage Corp., October (f)                           4.500            TBA                      467,344
   275   Federal National Mortgage Association                                   3.920          01/01/08                   271,459
   598   Federal National Mortgage Association                                   6.500    06/01/15 to 11/01/33             611,452
 2,971   Federal National Mortgage Association                                   7.000    03/01/15 to 02/01/36           3,057,747
   481   Federal National Mortgage Association                                   7.500    03/01/15 to 09/01/35             497,541
    98   Federal National Mortgage Association (ARM)                             3.604          07/01/34                    97,772
   112   Federal National Mortgage Association (ARM)                             4.120          09/01/34                   111,349
   106   Federal National Mortgage Association (ARM)                             4.126          10/01/34                   106,847
   352   Federal National Mortgage Association (ARM)                             4.323          02/01/34                   349,228
    98   Federal National Mortgage Association (ARM)                             4.378          10/01/34                    97,969
   199   Federal National Mortgage Association (ARM)                             4.541          08/01/36                   205,128
 1,199   Federal National Mortgage Association (ARM)                             4.732          01/01/35                 1,193,812
   142   Federal National Mortgage Association (ARM)                             5.834          07/01/33                   143,729
   843   Federal National Mortgage Association (ARM)                             6.417          01/01/36                   871,338
 1,267   Federal National Mortgage Association (ARM)                             6.420    01/01/36 to 03/01/36           1,310,859
   470   Federal National Mortgage Association (ARM)                             6.479          03/01/36                   485,685
   424   Federal National Mortgage Association (ARM)                             6.731          07/01/36                   435,900
   452   Federal National Mortgage Association (ARM)                             6.905          05/01/36                   467,829
   851   Federal National Mortgage Association (ARM)                             6.921          04/01/36                   886,157
   549   Federal National Mortgage Association (ARM)                             6.939          04/01/36                   568,619
   300   Federal National Mortgage Association (ARM)                             7.256          03/01/36                   310,971
   450   Federal National Mortgage Association, November (f)                     7.000            TBA                      461,953


  110    Government National Mortgage Association                              7.000   07/15/29 to 01/15/30                113,790
  283    Government National Mortgage Association                              7.500   07/15/23 to 09/15/29                294,684
  167    Government National Mortgage Association                              8.000   03/15/17 to 10/15/22                176,495
  101    Government National Mortgage Association                              8.500   07/15/24 to 12/15/24                109,659
  186    Government National Mortgage Association                              9.000   08/15/16 to 12/15/24                200,501
   55    Government National Mortgage Association                              9.500   11/15/09 to 01/15/17                 59,725
                                                                                                                     -------------
TOTAL MORTGAGE BACKED SECURITIES 16.1%                                                                                  15,633,134
                                                                                                                     -------------

         U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS    3.7%
 1,100   Federal Home Loan Mortgage Corp.                                      7.000          03/15/10                   1,172,284
   785   Federal National Mortgage Association                                 6.625          11/15/30                     945,668
 1,250   Federal National Mortgage Association                                 7.125          06/15/10                   1,344,109
   100   Federal National Mortgage Association                                 7.250          01/15/10                     107,108
                                                                                                                     -------------
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS 3.7%                                                             3,569,169
                                                                                                                     -------------

         UNITED STATES TREASURY OBLIGATIONS   7.9%
 1,600   United States Treasury Bonds                                          5.250          02/15/29                   1,692,376
   840   United States Treasury Bonds                                          6.125          08/15/29                     990,478
 1,230   United States Treasury Bonds                                          6.375          08/15/27                   1,476,962
 1,810   United States Treasury Bonds                                          7.625          02/15/25                   2,418,189
   180   United States Treasury Notes                                          3.875          02/15/13                     172,948
 1,000   United States Treasury Notes                                          4.250          11/15/13                     978,477
                                                                                                                     -------------
TOTAL UNITED STATES TREASURY OBLIGATIONS 7.9%                                                                            7,729,430
                                                                                                                     -------------

         GOVERNMENT & GOVERNMENT AGENCY OBLIGATION    0.3%
 2,535   United Mexican States (Mexico)                                            10.000          12/05/24                263,023
                                                                                                                     -------------


DESCRIPTION                                                                                                              VALUE
----------------------------------------------------------------------------------------------------------------------------------

EQUITIES    0.0%
            Doe Run Resources Corp. (1 Common Stock Warrant) (e) (h)                                                         5,465
            HF Holdings, Inc. (5,260 Common Stock Warrants) (e) (h)                                                              0
            Optel, Inc. (500 Common Shares) (e) (h)                                                                              0
            Park N View, Inc.,   (1,000 Common Stock Warrants) (a) (d) (e) (h)                                                   0
            XO Holdings, Inc. (164 Common Shares) (h)                                                                          800
            XO Holdings, Inc., Ser A (330 Common Stock Warrants) (h)                                                           297
            XO Holdings, Inc., Ser B (248 Common Stock Warrants) (h)                                                           149
            XO Holdings, Inc., Ser C (248 Common Stock Warrants) (h)                                                            94
                                                                                                                      ------------
TOTAL EQUITIES 0.0%                                                                                                          6,805
                                                                                                                      ------------

TOTAL LONG-TERM INVESTMENTS    87.2%
   (Cost $86,031,693)                                                                                                   84,755,283
                                                                                                                      ------------

PURCHASED OPTIONS    0.0%
                                                                CONTRACTS      EXPIRATION DATE   EXERCISE PRICE        VALUE
            Put - EuroDollar Futures, June 2007                    27             06/15/07           94.25          $      2,025
            Put - EuroDollar Futures, June 2007                    79             06/15/07           94.50                12,838
            Put - EuroDollar Futures, June 2007                    42             06/15/07           94.75                13,650
                                                                                                                    ------------
TOTAL PURCHASED OPTIONS
            (Cost $41,398)                                                                                          $     28,513
                                                                                                                    ------------

SHORT-TERM INVESTMENTS    13.6%
REPURCHASE AGREEMENT    10.4%
            State Street Bank & Trust Co. ($10,083,000 par
            collateralized by U.S. Government obligations in a
            pooled cash account, interest rate of 5.15%, dated
            09/29/06, to be sold on 10/02/06 at $10,087,327)                                                          10,083,000
                                                                                                                    ------------

U.S. TREASURY OBLIGATIONS  0.1%
       100  United States Treasury Bills ($100,000 par, yielding
       5.30%, 01/11/07 maturity) (g)                                                                                      98,670
                                                                                                                    ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS    3.1%
            Federal Home Loan Discount Note ($3,000,000  par,
            yielding 4.82%, 10/02/06 maturity)                                                                         2,999,604
                                                                                                                    ------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $13,181,162)                                                                                                 13,181,274
                                                                                                                    ------------

TOTAL INVESTMENTS    100.8%
   (Cost $99,254,253)                                                                                                 97,965,070

FOREIGN CURRENCY    0.0%
   (Cost $377)                                                                                                               376

LIABILITIES IN EXCESS OF OTHER ASSETS    (0.8%)                                                                         (812,793)
                                                                                                                    ------------

NET ASSETS    100.0%                                                                                                $ 97,152,653
                                                                                                                    ------------

* Percentages are calculated as a percentage of net assets. Zero coupon bond
(a) 144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(b) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(c)         Non-income producing as security is in default.
(d)         This borrower has filed for protection in federal bankruptcy court.
(e) Market value is determined in accordance with procedures established in good faith by the Board of Trustees.
(f)         Securities purchased on a when-issued or delayed delivery basis.
(g) All or a portion of this security has been physically segregated in connection with open futures contracts.
(h)         Non-income producing security.

ARM      -  Adjustable Rate Mortgage
EUR      -  Eurodollar
(REMIC)  -  Real Estate Mortgage Investment Conduits
STRIPS   -  Separate Trading of Registered Interest and Principal of-Securities
TBA      -  To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity date will be assigned.

The obligation of certain United States sponsored entities are neither issued or guaranteed by the United States Treasury.

FUTURES CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2006:

                                                                                                                 UNREALIZED
                                                                                                               APPRECIATION/
                                                                                     CONTRACTS                  DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Notes 10-Year Futures December 2006                                          134                  $  172,422
(Current Notional Value of $108,063 per contract)

SHORT CONTRACTS:
U.S. Treasury Notes 2-Year Futures December 2006                                            38                     (22,907)
(Current Notional Value of $204,500 per contract)
U.S. Treasury Notes 5-Year Futures December 2006
(Current Notional Value of $105,516 per contract)                                           43                     (26,032)
U.S. Treasury Bond Futures December 2006
(Current Notional Value of $112,406 per contract)                                           11                     (13,538)
                                                                                    ----------                  ----------
                                                                                           226                  $  109,945
                                                                                    ----------                  ----------


FORWARD FOREIGN CURRENCY CONTRACTS OUTSTANDING AS OF SEPTEMBER 30, 2006:
                                                                                                                UNREALIZED
                                                                                                               APPRECIATION/
                                                              IN EXCHANGE FOR      CURRENT VALUE               DEPRECIATION
SHORT CONTRACTS:
Euro Currency
    874,000 expiring 10/27/06                                      US $             $ 1,110,077                 $    6,196
    233,000 expiring 10/27/06                                      US $                 295,936                      1,561
    212,000 expiring 10/27/06                                      US $                 269,264                      1,397
                                                                                    -----------                 ----------
                                                                                    $ 1,675,277                 $    9,153
                                                                                    -----------                 ----------

Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2006

By: /s/ James W. Garrett
    ---------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: November 21, 2006